Commitments and Contingencies	9 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies [Text Block]

15. Commitments and Contingencies

Commitments

(a) Service agreements

The Company has service agreements with unrelated third parties to operate and maintain the Company's data center computing equipment for the purpose of hashrate services in Canada, Sweden and Iceland.  As part of the arrangement, proprietary software is installed on the Company's computing equipment to assist in optimizing the use of the equipment.

(b) Power purchase agreement

The Company entered into a supplemental power pricing arrangement that provides a fixed price of electricity consumption each month at the Company's Bikupa Datacenter AB and Bikupa Datacenter 2 AB locations in Sweden. The fixed price agreement was assessed and is being accounted for as an executory contract; electricity costs are expensed as incurred.

(c) Obligations on mining equipment and site development

The Company had purchase commitments of $109.4 million at the period ended December 31, 2025 (March 31, 2025 - $227.8 million).

Contingencies

(a) Contingent VAT Liability to the Swedish Tax Agency ("STA")

The Company's wholly owned subsidiaries located in Sweden (Bikupa Datacenter AB ("Bikupa") and Bikupa Datacenter 2 AB ("Bikupa 2")) received decision notice of assessments ("the decision(s)"), on December 28, 2022, December 21, 2023, December 22, 2023, May 28, 2024, October 14 and 16, 2024, March 18, 2025, September 23, 2025, and October 14, 2025 for Bikupa and February 14, 2023, December 21, 2023, June 14, 2024, September 11 and 23, 2024, March 21, 2025, June 12, 2025 and August 11, 2025 for Bikupa 2 respectively, from the Swedish Tax Agency in connection with the application of VAT and its ability to recover input VAT against certain equipment and other charges in a total amount of SEK 729.6 million or approximately $79.2 million.  The assessments cover the period December 2020 to December 2024 for Bikupa, and the period April 2021 to February 2025 for Bikupa 2, expressing the intent to reject the recovery of all the VAT for the periods under assessment and repayment of amounts previously received plus applicable interest.

The Company filed a formal appeal in connection with the December 28, 2022, Bikupa decision on February 9, 2023; however, there can be no guarantee that the Company will achieve a favourable outcome in its appeal.  A formal appeal for Bikupa 2 in relation to the February 14, 2023, decision was filed on March 10, 2023, by the Company.  The Company engaged an independent legal firm and independent audit firm in Sweden with expertise in these matters to assist in the appeal process.  The Company does not believe that the decision has merit because in management's opinion and those of the Company's independent advisors, the decision is not compatible with the current applicable law and therefore the amount claimed to be owed by the Company is not probable.  According to general principles regarding the placement of the burden of proof, it is up to the Swedish Tax Agency to provide sufficient evidence in support of its decision.  It is the Company's opinion; the Swedish Tax Agency has not substantiated their claim.  We are not aware of any precedent cases, authoritative literature, or other statement that supports the Swedish Tax Agency's position. The cases are currently in the County Administrative Court.

It is not yet known when this dispute will be resolved; the due process following appeals and the court ruling could extend beyond a year.  Furthermore, given that the industry is rapidly developing, there can be no guarantee that changes to the laws or policies of Sweden will not have a negative impact on the Company's tax position with respect to the eligibility of the claimed VAT.

(a) Contingent VAT Liability to the Swedish Tax Agency ("STA") continued

If the Company is unsuccessful in its appeal, the full amount could be payable including other items such as penalties and interest that may accrue to the Company.  The Company will continue to assess these matters. As of December 31, 2025, the Company has not recorded any amounts payable to the STA in connection with the decisions. The Company continues to monitor the activities of the claim with the STA.

Subsequent to the period ended December 31, 2025, the STA denied deferral of VAT for Bikupa 2 and has called for a payment of approximately SEK 84 million (approximately $9.4 million) corresponding to the period August 2024 through February 2025. The payment was expected by February 16, 2026. While contesting the decision and re-applying for deferral, the Company is in discussions with the collection agency regarding a path forward.  Other options that the Company is exploring are a bank guarantee or insurance. The Company has not made any payment or recorded any amounts payable for this as at December 31, 2025.

(b) Litigation

From time to time, the Company is involved in routine litigation incidental to the Company's business.  Management believes that adequate provisions have been made where required and the ultimate resolution with respect to any claim will not have a material adverse effect on the financial position or results of the operations of the Company.